Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets

As of September 30, 2024 and December 31, 2023, Intangible Assets, net consists of:

	September 30, 2024	December 31, 2023
Patents	$225,485	$185,595
Website Development Costs	104,622	79,248
Intangible Assets, at cost	330,107	264,843
Accumulated Amortization	(65,756)	(37,585)
Intangible Assets, net	$264,351	$227,258

As of December 31, 2023 and 2022, Intangible Assets, net consist of:

	December 31, 2023	December 31, 2022
Patents	$185,595	$145,613
Website Development Costs	79,248	27,070
Intangible Assets, at cost	264,843	172,683
Accumulated Amortization	(37,585)	(8,428)
Intangible Assets, net	$227,258	$164,255

Schedule of Estimated Future Amortization Expense for Our Patents and Website Development Costs

The following table summarizes the estimated future amortization expense for our patents and website development costs as of September 30, 2024:

Period	Patents	Website Development Costs
2024 (remaining three months)	$1,753	$8,718
2025	7,010	31,761
2026	7,010	12,432
2027	7,010	3,094
2028	7,010	-
Thereafter	51,106	-
Total	$80,899	$56,005

The following table summarizes the estimated future amortization expense for our patents and website development costs as of December 31, 2023:

Period	Patents	Website Development Costs
2024	$6,612	$26,416
2025	6,612	23,303
2026	6,612	3,974
2027	6,612	-
2028	6,612	-
Thereafter	41,817	-
Total	$74,877	$53,693